Segment Information - Summary of Intangible Assets, and Property, Plant and Equipment (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement [LineItems]
Non-current segment assets	€ 113,829	€ 48,564
Investment in associate	9,176	15,538
Marketable securities	115,280
Other receivables	1,375	1,463
Total non-current assets	239,660	65,565
Denmark [member]
Statement [LineItems]
Non-current segment assets	20,288	15,738
North America [member]
Statement [LineItems]
Non-current segment assets	85,476	27,275
Germany [member]
Statement [LineItems]
Non-current segment assets	€ 8,065	€ 5,551